Convertible Debentures (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Total debt	$ 2,611,531	$ 2,446,337
Less current portion
Long-term debt	2,611,531	2,446,337
Successor [Member]
Debt Instrument [Line Items]
Total debt	2,446,337
Less current portion
Long-term debt	2,446,337
Predecessor [Member]
Debt Instrument [Line Items]
Total debt			$ 5,011,841
Less current portion
Long-term debt			5,011,841
2014 Exchange Debentures [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt
2014 Exchange Debentures [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt			2,489,760
2014 New Debentures [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt
2014 New Debentures [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt			2,311,481
Bridge Debenture [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt
Bridge Debenture [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt			210,600
June 2016 Debenture [Member]
Debt Instrument [Line Items]
Total debt	1,940,963	1,829,155
June 2016 Debenture [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt		1,829,155
June 2016 Debenture [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt
November 2016 Debenture [Member]
Debt Instrument [Line Items]
Total debt	$ 670,568	617,182
November 2016 Debenture [Member] | Successor [Member]
Debt Instrument [Line Items]
Total debt		$ 617,182
November 2016 Debenture [Member] | Predecessor [Member]
Debt Instrument [Line Items]
Total debt